Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Loss for the year	R$ (1,222,259)	R$ (1,561,473)	R$ (7,183,804)
Adjustments to reconcile the net loss to cash generated from operating activities
Depreciation – aeronautical ROU	918,656	1,085,629	673,205
Depreciation and amortization – others	748,603	634,505	662,608
Allowance for expected credit losses	(3,386)	3,268	1,233
Provision for inventory obsolescence	597	4,876	687
Provision (Reversal) for reduction of deposits		(37,005)	13,574
Reversal of provision for loss on prepayment from suppliers		(1,091)	(4,364)
Adjustment to present value of assets and liabilities	106,570	239,777	65,818
Deferred taxes	242,161	34,496	(241,285)
Disposals of property, plant and equipment and intangible assets	8,012	68,276	3,881
Sale-leaseback gains	(428,578)	(140,368)	(5,913)
Amendments of lease agreements	3,593	(176,667)	(27,701)
Recognition of provisions and contingencies	969,091	278,382	2,408,648
Foreign exchange and monetary variation, net	(1,184,466)	(1,327,272)	1,462,918
Interest, costs, discounts and premiums on loans and financing and leases	2,929,316	2,409,208	1,776,717
Discount on financing operations	(37,818)
Gains (losses) from derivative transactions	1,722,816	172,506	(131,144)
Share-based payments	8,177	26,184	21,841
Other provisions	(30,408)	(7,731)	(6,096)
Total	4,750,677	1,705,500	(509,177)
Changes in operating assets and liabilities:
Financial investments	(125,736)	(98,500)	50,832
Trade receivables	63,309	(44,458)	(111,571)
Inventories	(241,298)	(174,156)	(74,634)
Deposits	(57,172)	(307,819)	159,896
Advance to suppliers and third parties	(180,295)	(4,785)	66,354
Recoverable taxes	69,048	1,085	255,992
Variable and short-term leases	(522)	2,399	16,652
Suppliers	(275,859)	445,787	241,800
Suppliers – factoring	9,936	7,208	22,733
Advance ticket sales	(371,784)	832,087	619,670
Mileage program	135,569	252,173	36,169
Advances from customers	(206,192)	117,812	209,195
Salaries, wages and benefits	257,510	485,692	65,825
Landing fees	232,825	203,383	280,276
Tax obligations	19,889	378,030	83,430
Liabilities with derivative transactions	(5,702)	(53,200)	128,415
Provisions	(1,077,881)	(444,358)	(507,158)
Other assets and liabilities, net	(70,571)	(163,543)	418,228
Interest paid	(1,104,003)	(971,008)	(704,409)
Income tax and social contribution paid		(557)	(42,956)
Net cash flows from operating activities	1,821,748	2,168,772	705,562
Financial investments in subsidiary - Smiles			594,300
Cash received from sale and leaseback transactions		69,819	14,584
Advances for property, plant and equipment acquisition, net		(92,811)	(319,927)
Acquisition of property, plant and equipment	(703,972)	(645,056)	(315,995)
Acquisition of intangible assets	(168,017)	(119,462)	(152,584)
Net cash flows from (used in) investing activities	(871,989)	(787,510)	(179,622)
Loans and financing issued, net of costs	1,990,671	110,000	2,893,170
Loans and financing payments	(665,633)	(373,764)	(1,533,575)
Payments of lease liabilities – aeronautical ROU	(1,978,727)	(2,317,125)	(1,431,689)
Payments of lease liabilities – others	(69,339)	(40,216)	(17,596)
Subscription warrants	94,836
Treasury shares sold		16	588
Capital increase	1,734	947,543	420,734
Shares to be issued			926
Dividends and interest on shareholders’ equity paid to non-controlling shareholders			(260,131)
Acquisition of interest from non-controlling shareholders			(744,450)
Net cash flows used in financing activities	(626,458)	(1,673,546)	(672,023)
Foreign exchange variation on cash held in foreign currencies	(168,408)	(24,939)	(30,489)
Net decrease in cash and cash equivalents	154,893	(317,223)	(176,572)
Cash and cash equivalents at the beginning of the year	169,035	486,258	662,830
Cash and cash equivalents at the end of the year	R$ 323,928	R$ 169,035	R$ 486,258